Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 54,219	$ 52,062
Down payments from clients	416	565
Liberty (Note 16)	0	41,032
Other accounts payables	37,922	34,403
Total	$ 92,557	$ 128,062